PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31, 2021	December 31, 2020
	$	$
Furniture and fixtures	–	–
Equipment	78,802	51,287
Leasehold improvement	–	–
Vehicle	–	–
	78,802	51,287
Less: Accumulated depreciation	(7,557)	(361)
Property and equipment, net	71,245	50,926